Provisions - Summary of Provisions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Provisions [Line Items]
Beginning balance		$ 259,476,000	[1]	$ 159,900,000
Additions through business combinations	[1]			87,716,000
Provisions made during the year		179,001,000	[1]	174,349,000
Provisions used during the year		(178,158,000)	[1]	(144,904,000)
Provisions reversed during the year		(32,437,000)	[1]	(15,923,000)
Unwind of discount on long-term provisions		289,000	[1]	(550,000)
Effect of movements in exchange rates		852,000	[1]	(1,112,000)
Ending balance		229,023,000		259,476,000	[1]
Current provisions		86,864,000		99,540,000	[2]
Non-current provisions		142,159,000		159,936,000	[1]
Self Insurance
Provisions [Line Items]
Beginning balance		226,139,000	[1]	123,645,000
Additions through business combinations	[1]			81,606,000
Provisions made during the year		155,637,000	[1]	141,645,000
Provisions used during the year		(143,469,000)	[1]	(104,716,000)
Provisions reversed during the year		(27,398,000)	[1]	(14,553,000)
Unwind of discount on long-term provisions		289,000	[1]	(550,000)
Effect of movements in exchange rates		675,000	[1]	(938,000)
Ending balance		211,873,000		226,139,000	[1]
Current provisions		76,277,000		83,862,000	[1]
Non-current provisions		135,596,000		142,277,000	[1]
Other
Provisions [Line Items]
Beginning balance		33,337,000	[1]	36,255,000
Additions through business combinations	[1]			6,110,000
Provisions made during the year		23,364,000	[1]	32,704,000
Provisions used during the year		(34,689,000)	[1]	(40,188,000)
Provisions reversed during the year		(5,039,000)	[1]	(1,370,000)
Unwind of discount on long-term provisions		0	[1]
Effect of movements in exchange rates		177,000	[1]	(174,000)
Ending balance		17,150,000		33,337,000	[1]
Current provisions		10,587,000		15,678,000	[1]
Non-current provisions		$ 6,563,000		$ 17,659,000	[1]

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))
[2]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))